Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2015-4

Collection Period	12/01/17-12/31/17
Determination Date	1/9/2018
Distribution Date	1/16/2018

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-189212-10.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$427,107,412.89
2.	Collections allocable to Principal		$15,632,624.96
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,140,676.62
5.	Pool Balance on the close of the last day of the related Collection Period		$410,334,111.31
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		36,149
7.	Initial Pool Balance		$1,050,000,018.44
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$0.00	$0.00
	c. Class A-2b Floating Rate Note Balance	$0.00	$0.00
	d. Class A-3 Note Balance	$263,857,412.80	$247,084,111.22
	e. Class A-4 Note Balance	$90,270,000.00	$90,270,000.00
	f. Class B Note Balance	$19,430,000.00	$19,430,000.00
	g. Class C Note Balance	$22,050,000.00	$22,050,000.00
	h. Class D Note Balance	$26,250,000.00	$26,250,000.00
	i. Note Balance (sum a - h)	$421,857,412.80	$405,084,111.22
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.0000000	0.0000000
	c. Class A-2b Floating Rate Note Pool Factor	0.0000000	0.0000000
	d. Class A-3 Note Pool Factor	0.8069034	0.7556089
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.4017690	0.3857944
10.	Overcollateralization Target Amount		$5,250,000.09
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$5,250,000.09
12.	Weighted Average Coupon		7.27%
13.	Weighted Average Original Term	months	66.88
14.	Weighted Average Remaining Term	months	37.43
15.	1-Month LIBOR for the interest period ending 1/15/2018		1.47703%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 1/15/2018		N/A
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$2,674,510.81
	b. Liquidation Proceeds allocable to Finance Charge		$934.97
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$2,675,445.78
18.	Principal:
	a. Collections allocable to Principal		$15,632,624.96
	b. Liquidation Proceeds allocable to Principal		$348,080.98
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$15,980,705.94
19.	Total Finance Charge and Principal Collections (17d + 18d)		$18,656,151.72
20.	Interest Income from Collection Account		$14,906.59
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$18,671,058.31

Available Funds
23.	Available Collections	$18,671,058.31
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$18,671,058.31
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$355,922.84
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$355,922.84
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b. Amount Paid	$0.00
	c. Shortfall Amount (a - b)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$0.00
	i. Class A-2b Monthly Interest	$0.00
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$0.00
	m. Class A-3 Monthly Interest	$343,014.64
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$343,014.64
	m. Class A-4 Monthly Interest	$137,661.75
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	s. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$137,661.75
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$34,974.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$34,974.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$45,937.50
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$45,937.50
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$65,625.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$65,625.00

36.	Quaternary Principal Distributable Amount	$11,523,301.49
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$12,506,437.22
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$5,250,000.09
40.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
41.	Additional Servicing Fees, if any	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$2,675,445.78
	b. Total Daily Deposits of Principal Collections	$15,980,705.94
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$14,906.59
	e. Total Deposits to Collection Account (sum a - d)	$18,671,058.31
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$355,922.84
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$17,400,514.47
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$914,621.00
	f. Total Withdrawals from Collection Account (sum a - e)	$18,671,058.31
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$0.00
	c. Class A-2b Interest Distribution	$0.00
	d. Class A-3 Interest Distribution	$343,014.64
	e. Class A-4 Interest Distribution	$137,661.75
	f. Class B Interest Distribution	$34,974.00
	g. Class C Interest Distribution	$45,937.50
	h. Class D Interest Distribution	$65,625.00
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$16,773,301.58
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$17,400,514.47
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$0.00
	c. Class A-2b Distribution	$0.00
	d. Class A-3 Distribution	$17,116,316.22
	e. Class A-4 Distribution	$137,661.75
	f. Class B Distribution	$34,974.00
	g. Class C Distribution	$45,937.50
	h. Class D Distribution	$65,625.00
	i. Total Withdrawals from Note Payment Account (sum a - h)	$17,400,514.47

Certificate Payment Account Activity
47.	Deposits
	a. Excess Collections	$914,621.00
	b. Reserve Account surplus (Ln 57)	$2,469.15
	c. Total Deposits to Certificate Payment Account (sum a - b)	$917,090.15
48.	Withdrawals
	a. Certificateholder Distribution	$917,090.15
	b. Total Withdrawals from Certificate Payment Account	$917,090.15
Required Reserve Account Amount
49.	Lesser of: (a or b)
	a. $2,625,000.05	$2,625,000.05
	b. Note Balance	$405,084,111.22
50.	Required Reserve Account Amount	$2,625,000.05
Reserve Account Reconciliation
51.	Beginning Balance (as of end of preceding Distribution Date)	$2,625,000.05
52.	Investment Earnings	$2,469.15
53.	Reserve Account Draw Amount	$0.00
54.	Reserve Account Amount (Ln 51 + Ln 52 - Ln 53)	$2,627,469.20
55.	Deposit from Available Funds (Ln 44d)	$0.00
56.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
57.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 56 exist	$2,469.15
58.	Ending Balance (Ln54 + Ln55 - Ln56 - Ln57)	$2,625,000.05
59.	Reserve Account Deficiency (Ln50 - Ln58)	$0.00
Instructions to the Trustee
60.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
61.	Amount to be paid to Servicer from the Collection Account	$355,922.84
62.	Amount to be deposited from the Collection Account into the Note Payment Account	$17,400,514.47
63.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$914,621.00
64.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
65.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$2,469.15
66.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$0.00
68.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$0.00
69.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$17,116,316.22
70.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$137,661.75
71.	Amount to be paid to Class B Noteholders from the Note Payment Account	$34,974.00
72.	Amount to be paid to Class C Noteholders from the Note Payment Account	$45,937.50
73.	Amount to be paid to Class D Noteholders from the Note Payment Account	$65,625.00
74.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$917,090.15

Delinquency Activity
		Number of Loans	Principal Balance
75.	Delinquency Analysis
	a. 31 to 60 days past due	941	$12,930,514.52
	b. 61 to 90 days past due	400	$5,551,835.46
	c. 91 to 120 days past due	138	$1,606,142.38
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,479	$20,088,492.36
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 75e / Ln 5)		4.8956%

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	97	$1,140,676.62
77.	Recoveries	188	$349,015.95
78.	Net Losses (Ln 76 - Ln 77)		$791,660.67
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.1854%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	2,081	$29,663,815.89
81.	Recoveries	1,718	$12,642,187.11
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$17,021,628.78
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		1.6211%
84.	Average Net Loss on Defaulted Receivables		$8,179.54

Servicer Covenant
85.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,192,309,000.00
86.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on January 9, 2018.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Enrique Mayor-Mora

Name:	Enrique Mayor-Mora

Title:	Vice President and Treasurer